Note 18 - Business Segments	12 Months Ended
Dec. 31, 2013
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

18.         BUSINESS SEGMENTS

For the year ended December 31, 2013, the Company's reportable segments were changed to better fit how we manage and view the business given changes that we have made to our internal management structure, increased efforts in the solar industry and the addition of tower maintenance services. We had also changed our segment reporting in the prior year 2012 financial statement presentation as a result of the engineering services acquisition. Under the new reportable segment structure we will continue to segment the ownership of renewable power plant ownership. The segment information presented below conforms 2012 information to the new 2013 presentation.

The Company now groups its operations into three business segments:

Renewable Energy Development	Wind, solar and cogeneration energy development, construction and related products and services.
Renewable Power Plant Ownership	Ownership and operations of consolidated wind farms or other clean energy investments.
Energy and Telecommunications Services	Business-to-business engineering consulting services, asset management, and turbine and tower maintenance services.

Segment reporting is intended to give financial statement users a better view of how the Company manages and evaluates its businesses.   The accounting policies for each segment are the same as those described in the summary of significant accounting policies. Segment income or loss does not include any allocation of shared-service costs.  Segment assets are those that are directly used in or identified with segment operations, including cash, accounts receivable, prepaid expenses, inventory, work-in-progress, property and equipment and escrow deposits. Unallocated assets include corporate cash and cash equivalents, short-term investments, deferred tax amounts and other corporate assets.  Inter-segment balances and transactions have been eliminated.

The following tables summarize financial information by segment and provide a reconciliation of segment contribution to operating income:

	For the Year Ended December 31
	2013	2012
Revenue:
Renewable energy development	$3,855,229	$702,895
Renewable power plant ownership	2,913,348	3,018,433
Energy & telecommunications services	8,772,509	4,856,987
Eliminations	(439,805)	(447,566)
Total revenue	$15,101,281	$8,130,749

Income (loss) from operations:
Renewable energy development	$(138,988)	$166,156
Renewable power plant ownership	450,391	630,769
Energy & telecommunications services	(999,182)	461,393
Corporate and other	(2,193,947)	(2,798,924)
Income (loss) from operations, net	(2,881,726)	(1,540,606)
Other income (loss), net	(164,621)	(1,405,115)
Income (loss) before income taxes	$(3,046,347)	$(2,945,721)

	As of December 31, 2013	As of December 31, 2012
Total Assets:
Renewable energy development	$3,005,790	$1,231,117
Renewable power plant ownership	25,787,320	26,129,967
Energy & telecommunications services	2,979,164	2,422,205
Corporate and other	515,444	3,163,829
Total assets	$32,287,718	$32,947,118